Intangible Assets, Net - Summary of Net Book Value of the Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (186,554)	¥ (136,444)
Intangible assets, net	557,016	491,279
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	40,570	27,723
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	621,000	576,000
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	24,000	24,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	18,000	0
Non-compete commitment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	¥ 40,000	¥ 0